Vessels, net	6 Months Ended
Jun. 30, 2024
Vessels, net [Abstract]
Vessels, net
5.	Vessels, net:

The amounts in the accompanying unaudited condensed consolidated balance sheets are analyzed as follows:

	Vessel Cost	Accumulated depreciation	Net Book Value
Balance December 31, 2023	$94,124,368	$(5,416,317)	$88,708,051
Improvements, and other vessel costs	2,918	—	2,918
Vessel disposals	(13,765,451)	2,097,555	(11,667,896)
Depreciation	—	(2,157,137)	(2,157,137)
Balance June 30, 2024	$80,361,835	$(5,475,899)	$74,885,936

On January 8, 2024, the Company entered into an agreement with an unaffiliated third party for the sale of the M/T Wonder Sirius for a gross sale price of $33.8 million. The vessel was delivered to its new owners on January 24, 2024. In connection with this sale, the Company recognized a gain of $19.6 million which is presented in ‘Gain on sale of vessels’ in the accompanying unaudited interim condensed consolidated statements of comprehensive income. The sale of the above vessel took place due to a favorable offer.

The Company reviewed all its vessels for impairment and none were found to have an indication of impairment as the fair value was in excess of carrying value on June 30, 2024.